UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Insured Municipal Income Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock New York Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
New York - 153.2%	$1,000	Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.),
		6.25% due 8/01/2034	$1,036
	325	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50% due 2/15/2047 (i)	311
	3,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5% due 2/15/2047 (e)	3,075
	1,000	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5% due 12/01/2035 (g)	1,041
	3,550	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series F, 4.25% due 5/01/2033 (i)	3,337
	100	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, VRDN, Series D-1,
		3.57% due 11/01/2034 (b)(m)	100
	1,800	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds, VRDN, Series B,
		3.54% due 11/01/2022 (g)(m)	1,800
	1,085	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5% due 11/15/2025 (e)	1,127
	7,345	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5% due 11/15/2030 (g)	7,552
	5,000	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25% due 11/15/2031 (e)	5,260
	2,660	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series E, 5.25% due 11/15/2031 (e)	2,806
	10,000	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A,
		5% due 7/01/2030 (b)	10,284
	1,000	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due 1/01/2039 (b)	1,032
	3,825	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due 1/01/2046 (b)	3,920
	500	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due 3/01/2036 (i)	518
	650	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due 3/01/2046 (e)	666
	1,385	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer
		System, Revenue Refunding Bonds, Series A, 4.75% due 6/15/2037 (g)	1,400
	2,035	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer
		System, Revenue Refunding Bonds, Series DD, 4.75% due 6/15/2036 (g)	2,061
	2,150	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
		Series A, 4.25% due 6/15/2039 (g)	2,008
	500	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1,
		5% due 7/15/2031 (e)	523
	235	New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds,
		Series B, 5% due 11/01/2011 (b)(j)	252
	5,765	New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds,
		Series B, 5% due 5/01/2030 (b)	5,927
	1,400	New York City, New York, GO, Series D1, 5.125% due 12/01/2027	1,458

Portfolio Abbreviations
To simplify the listings of BlackRock New York Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
GO	General Obligation Bonds	TFABS	Tobacco Flexible Amortization Bonds
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
PILOT	Payment in Lieu of Taxes

BlackRock New York Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$2,500	New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A,
	5.375% due 6/01/2023 (a)	$2,463
550	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University),
	5.25% due 11/01/2037 (a)	500
6,000	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5% due 10/15/2032 (b)	6,247
4,100	New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds
	(American Museum of Natural History), Series A, 5% due 7/01/2044 (i)	4,216
6,560	New York Convention Center Development Corporation, New York, Revenue Bonds
	(Hotel Unit Fee Secured), 5% due 11/15/2044 (b)	6,760
7,000	New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5% due 8/01/2031 (i)	7,166
5,000	New York State Dormitory Authority, Hospital Revenue Refunding Bonds (New York and Presbyterian Hospital),
	5% due 8/01/2032 (b)(f)	5,058
500	New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory Facilities), 5% due 7/01/2037 (b)	522
6,000	New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A,
	5% due 2/01/2031 (b)(f)	6,141
750	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Health Quest Systems), Series B,
	5.125% due 7/01/2037 (c)	773
2,500	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
	(Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (i)	2,612
725	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
	(University of Rochester), Series C, 4.25% due 7/01/2039 (b)	674
5,000	New York State Dormitory Authority Revenue Bonds (Brooklyn Law School), Series B, 5.125% due 7/01/2030 (n)	5,170
2,500	New York State Dormitory Authority Revenue Bonds (Fashion Institute of Technology Student Housing Corporation),
	5.125% due 7/01/2014 (e)(j)	2,748
3,160	New York State Dormitory Authority Revenue Bonds (Iona College), 5% due 7/01/2027 (n)	3,240
10,000	New York State Dormitory Authority Revenue Bonds (Memorial Sloan-Kettering Cancer Center), Series 1,
	5.06% due 7/01/2030 (d)(i)(k)	3,557
7,000	New York State Dormitory Authority Revenue Bonds (New York University), Series 2, 5% due 7/01/2041 (b)	7,111
3,000	New York State Dormitory Authority Revenue Bonds (SS Joachim and Anne Residence), 5.25% due 7/01/2027	3,062
3,500	New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series D,
	5% due 10/01/2030 (i)	3,621
2,000	New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing Program), Series A,
	5% due 4/01/2031 (i)	2,064
2,000	New York State Dormitory Authority, Revenue Refunding Bonds (Winthrop S. Nassau University), Series A,
	5.25% due 7/01/2031 (b)	2,091
500	New York State, GO, Series A, 4.125% due 3/01/2037 (e)	454
1,150	Schuyler County, New York, Human Services Development Corporation Revenue Bonds, 5% due 5/01/2032 (c)	1,198
2,500	TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (j)	2,762
9,400	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5% due 11/15/2032 (i)	9,700

BlackRock New York Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
Puerto Rico - 5.2%	$1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds
		(University Plaza Project), Series A, 5% due 7/01/2033 (i)	$1,023
	4,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities, Revenue Refunding Bonds
		(Polytechnic University), Series A, 5% due 8/01/2032 (a)	4,006
		Total Municipal Bonds (Cost - $148,747) - 158.4%	152,433
	Shares
	Held	Short-Term Securities
	-*	CMA New York Municipal Money Fund, 3.07% (h)(l)	-*
		Total Short-Term Securities (Cost - $-*) - 0.0%	-*
		Total Investments (Cost - $148,747**) - 158.4%	152,433
		Liabilities in Excess of Other Assets - (0.1%)	(137)
		Preferred Shares, at Redemption Value - (58.3%)	(56,074)
		Net Assets Applicable to Common Shares - 100.0%	$96,222

*	Amount is less than $1,000.
**	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost	$148,757
Gross unrealized appreciation	$4,024
Gross unrealized depreciation	(348)
Net unrealized appreciation	$3,676

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	Assured Guaranty Insured.
(d)	Escrowed to maturity.
(e)	FGIC Insured.
(f)	FHA Insured.
(g)	FSA Insured.
(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA New York Municipal Money Fund	-*	$ -*
* Amount is less than $1,000.
(i)	MBIA Insured.
(j)	Prerefunded.
(k)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(l)	Represents the current yield as of November 30, 2007.
(m)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(n)	XL Capital Insured.

BlackRock New York Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
•	Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.975% and receive a
floating rate based on 1-week USD Bond
Market Association Rate
Broker, JPMorgan Chase
Expires January 2038	$7,000	$(238)

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock New York Insured Municipal Income Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal Income Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal Income Trust

Date: January 16, 2008